Related Party Balances and Transactions (Details) - Schedule of Non-Interest Bearing and Due On Demand	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Joyous JD Limited [Member]
Schedule of Non-Interest Bearing and Due On Demand [Line Items]
Advance to related party-current--Joyous JD Limited	¥ 1,092,774	$ 153,333	¥ 1,086,012